Other income and other net gains/(losses)	12 Months Ended
Dec. 31, 2022
Other income and other net gain/(losses)
Other income and other net gains/(losses)
7	Other income and other net gain s /(losses)

	2022	2021	2020
	$	$	$
Government subsidies (note)	534,678	7,932	513,860
Bank interest income	472,189	3,980	8,043
Dividend income	9,862	—	—
Net foreign exchange (losses)/gain s	(688,725)	285,025	(280,360)
Impairment loss on interest in a joint venture	—	—	(570,704)
Impairment loss on amount due from a joint venture	—	(176,227)	—
Sundry income	76,639	18,238	13,757

	404,643	138,948	(315,404)

Note: The Group has recognized various subsidies granted by the governments in different jurisdictions, including:

(i)
funding support of $234,470 and $470,165 from the Employment Support Scheme (“ESS”) under the Anti-epidemic Fund set up by The Government of Hong Kong Special Administrative Region during the year
s
ended December 31, 2022 and 2020, respectively. The purpose of the funding was to provide financial support to enterprises to retain their employees who would otherwise be made redundant. Under the terms of the grant, the Group was required not to make redundancies during the subsidy period and to spend all the funding on paying wages to the employees;

(ii)
funding support of $7,932 and $43,695 from the Jobs Support Scheme (“JSS”) as one of the 2019 novel coronavirus
(“COVID-19”)
resilience package granted by the Singapore government during the years ended December 31, 2021 and 2020 respectively. The purpose of the funding was to provide wage support to employers in retaining their local employees (Singapore Citizens and Permanent Residents) during this period of economic uncertainty. Under the terms of the grant, the Singapore government co-funded
a proportion of the gross monthly wages paid to each local employee. All active employers, except for government organizations (local and foreign) and representative offices, were eligible for the JSS; and

(iii)
funding support of $
300,208
from the Job Creation Scheme from the Hong Kong Institute of Human Resource Management (the “HKIHRM”) under the Anti-epidemic Fund set up by The Government of Hong Kong Special Administrative Region during the year ended December 31, 2022. Under the Job Creation Scheme, employers who are HKIHRM members which created job positions are eligible to apply for salary government grants.